Investment income (Tables)	12 Months Ended
Dec. 31, 2018
Text block1 [abstract]
Summary of Investment Income
24 Investment income

Investment income
	2018[1]	2017	2016
Dividend income	102	80	87

Realised gains/losses on disposal of debt instruments measured at FVOCI	77	n/a	n/a
Realised gains/losses on disposal of Available-for-sale debt securities	n/a	64	107
Impairments of Available-for-sale debt securities	n/a
Reversal of impairments of Available-for-sale debt securities	n/a	3
Realised gains/losses and impairments of debt instruments measured at FVOCI	77	67	107

Realised gains/losses on disposal of Available-for-sale equity securities	n/a	48	236
Impairments of Available-for-sale equity securities	n/a	–6	–13
Realised gains/losses and impairments of Available-for-sale equity securities	n/a	42	223

Income from and fair value gains/losses on investment properties	4	3	4
Investment income	183	192	421

Summary of Impairments and Reversals of Impairment on Investments per Segment
Impairments and reversals of impairment on investments per segment[1]
	Impairments			Reversal of impairments
	2018	2017	2016	2018	2017	2016
Retail Belgium
Wholesale Banking		–5	–8		3
Corporate Line Banking		–1	–5
	n/a	–6	–13	n/a	3